13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details) - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Notes Payable Capitalized Leases And Long Term Debt
Capital Source Business Finance Group	$ 0	$ 145,186	$ 365,725
Note payable to Umpqua Bank		0	199,935
Secured note payable to J3E2A2Z LP - related party		0	600,000
Total debt	0	145,186	1,165,660
Less current portion of long term debt	0	(145,186)	(1,165,660)
Long term debt	$ 0	$ 0	$ 0